Financial Instruments-Risk Management - VaR by Risk Factor (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 12.5	$ 13.7
Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	7.3	8.1
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	17.5	15.2
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.4	4.9
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.9	3.0
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.8	2.9
Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.6	3.7
Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(15.0)	(11.0)
Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.1	$ 17.3
Weighted average [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.6
Weighted average [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	8.4
Weighted average [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	12.3
Weighted average [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.1
Weighted average [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.2
Weighted average [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.6
Weighted average [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.4
Weighted average [member] | Risk diversification effect [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	(13.1)
Weighted average [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	14.9
Top of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	34.3
Top of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	13.6
Top of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	26.9
Top of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	10.1
Top of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	9.4
Top of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.6
Top of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	4.8
Top of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	24.2
Bottom of range [member] | Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	6.8
Bottom of range [member] | Credit spread [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.9
Bottom of range [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	5.8
Bottom of range [member] | Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	3.0
Bottom of range [member] | Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.1
Bottom of range [member] | Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	1.3
Bottom of range [member] | Debt specific risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	2.3
Bottom of range [member] | Bank risk [member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 8.3